RELATED PARTY TRANSACTIONS - BAM Re agreements (Details) - USD ($)		3 Months Ended		6 Months Ended
	Jun. 28, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Corporate borrowings		$ 1,795,000,000		$ 1,795,000,000		$ 693,000,000
Other related party
Disclosure of transactions between related parties [line items]
Capital commitments	$ 2,000,000,000
Other related party | Support Agreement
Disclosure of transactions between related parties [line items]
Expense		0	$ 0	0	$ 0
Other related party | Rights Agreement
Disclosure of transactions between related parties [line items]
Expense		0	0	0	0
Other related party | Administration Agreement
Disclosure of transactions between related parties [line items]
Expense		300,000	0	500,000	0
Other related party | Investment Management Agreement
Disclosure of transactions between related parties [line items]
Expense		7,000,000	0	11,000,000	0
Other related party | Licensing Agreement
Disclosure of transactions between related parties [line items]
Expense		0	$ 0	0	$ 0
Other related party | Brookfield Credit Agreement
Disclosure of transactions between related parties [line items]
Corporate borrowings		$ 0		$ 0